Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES

14.    LEASES

The Company leases certain facilities under non-cancelable operating leases that expire at various dates through 2026. Some leases include renewal options, which would permit extensions of the expiration dates at rates approximating fair market rental values. The Company also enters into certain finance leases for computer equipment. The finance leases are collateralized by the financed assets.

Aggregate non-cancelable future minimum lease payments under operating and finance leases were as follows as of September 30, 2022:

	Operating Lease	Financing Lease
Remainder of 2022	$939	$63
2023	3,688	189
2024	3,194	122
2025	875	12
2026	418	—
Thereafter	1,533	—
Total	10,647	386
Less: imputed interest	(1,130)	(39)
Present value of lease liabilities	9,517	347
Less: current portion	(3,281)	(179)
Lease liabilities, net of current portion	$6,236	$168

The components of lease cost were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Operating lease cost	$851	$790	$2,570	$2,466
Short-term lease cost	184	151	321	434
Financing lease cost:
Amortization of finance leased assets	170	623	946	1,912
Interest of lease liabilities	12	209	71	676

The table below presents additional information related to our leases as of September 30, 2022:

	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	3.68	1.96
Weighted average discount rate	5.92%	10.61%

The Company’s total rent expense for the three and nine months ended September 30, 2022 was $1.0 million and $2.9 million, respectively. The Company’s total rent expense for the three and nine months ended September 30, 2021 was $0.9 million and $2.9 million, respectively.

13.    LEASES

The Company leases certain facilities under non-cancelable operating leases that expire at various dates through 2025. Some leases include renewal options, which would permit extensions of the expiration dates at rates approximating fair market rental values. The Company also enters into certain finance leases for computer equipment. The finance leases are collateralized by the financed assets.

Aggregate noncancelable future minimum lease payments under operating and finance leases are as follows:

	Operating Lease	Financing Lease
Year Ending December 31:
2022	$3,544	$1,383
2023	3,543	189
2024	3,288	122
2025	962	11
2026	505	—
Thereafter	1,785	—
Total	13,627	1,705
Less: imputed interest	(1,735)	(112)
Present value of lease liabilities	11,892	1,593
Less: current portion	(3,281)	(1,301)
Lease liabilities, net of current portion	$8,611	$292

Additional information related to the Company’s lease balances during the year ended and as of December 31, 2021 includes:

December 31, 2021
Operating lease cost	$3,654
Short-term lease cost	$524

Financing lease cost:
Amortization of finance leased assets	$2,575
Interest of lease liabilities	$472
	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.51	1.22
Weighted average discount rate	5.94%	13.21%

The Company’s rent expense totaled approximately $4,178 and $3,514 during the years ended December 31, 2021 and 2020, respectively.